Definite-Lived Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets Amortization Expense (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Definite-Lived Intangible Assets Amortization Expense [Abstract]
Twelve months ending March 31, 2027	$ 1,670,018
Twelve months ending March 31, 2028	558,381
Twelve months ending March 31, 2029	726,164
Twelve months ending March 31, 2030	881,848
Twelve months ending March 31, 2031 and thereafter	2,310,479
Total	$ 6,146,890	$ 2,207,852